Mezzanine Equity And Stockholders' Deficit - Additional Information (Detail)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 23, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Jan. 19, 2022 $ / shares
Class of Warrant or Right [Line Items]
Proceeds from the exercise of warrants					$ 144,944
Share based compensation by share based award weighted average fair value per share of options granted | $ / shares			$ 0.12		$ 0.1	$ 0.09
Proceeds from issuance of common stock						$ 3,194
Payment for the repurchase of shares					$ 2,294
Common stock shares authorized | shares			240,000,000		240,000,000	100,050,000	240,000,000
Common stock par or stated value per share | $ / shares			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Temporary equity stock shares authorized | shares							171,090,521
Issuance of common stock				$ 26,477	$ 26,477	$ 3,194
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock shares issued during the period shares | shares						31,940,355
Issuance of common stock (in Shares) | shares				203,666	203,666	31,940,355
Issuance of common stock				$ 204	$ 204	$ 31,940
Series A Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Temporary equity stock shares authorized | shares			19,968,051		19,968,051	19,968,051	19,968,051
Temporary equity issue price per share | $ / shares			$ 0.2203		$ 0.2203
Temporary equity accrued dividends			$ 3,329,887		$ 3,254,803	$ 2,946,876
Temporary equity accretion of dividends during the period			$ 75,084	76,981	307,927
Series B Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Proceeds from the exercise of warrants					$ 97,189
Percentage of distributions to be paid			70.00%
Temporary equity stock shares issued during the period shares | shares					883,536
Temporary equity stock shares authorized | shares			34,622,470		34,622,470	34,772,230	34,622,470
Series C1 Redeemable Convertibe Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Temporary equity stock shares issued during the period shares | shares	4,996,796
Temporary equity par or stated value per share | $ / shares							$ 0.001
Temporary equity stock shares authorized | shares							41,000,000
Temporary equity issue price per share | $ / shares			$ 0.213		$ 0.213
Temporary equity accrued dividends			$ 28,186		$ 9,470
Temporary equity accretion of dividends during the period			$ 18,716		$ 9,470
Series C2 Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Temporary equity par or stated value per share | $ / shares							$ 0.001
Temporary equity stock shares authorized | shares			75,500,000		75,500,000	0	75,500,000
Temporary equity issue price per share | $ / shares			$ 0.1712		$ 0.1712
Temporary equity accrued dividends			$ 456,472		$ 239,104
Temporary equity accretion of dividends during the period			$ 217,368		$ 239,104
Series A, C1 And C2 Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Temporary equity dividend rate percentage			7.00%		7.00%
Series C One Redeemable Convertible Preferred Stock And Related Warrants [Member]
Class of Warrant or Right [Line Items]
Proceeds from the exercise of redeemable convertible preferred stock and warrants	$ 1,064,317
Series C Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Temporary equity par or stated value per share | $ / shares							$ 0.001
Temporary equity stock shares authorized | shares						25,907,990
Agreement With Angel Investors [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of common stock		$ 3,194
Payment for the repurchase of shares					$ 2,294
Stock shares repurchased and retired during the period shares | shares					22,940,355
Agreement With Angel Investors [Member] | Tranche One [Member]
Class of Warrant or Right [Line Items]
Stock shares issued during the period shares | shares		15,970,178
Agreement With Angel Investors [Member] | Tranche Two [Member]
Class of Warrant or Right [Line Items]
Stock shares issued during the period shares | shares		15,970,177
Two Thousand And Nine Stock Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share based compensation by share based award number of shares authorized for issuance | shares			45,072,120		45,072,120
Share based compensation by share based award purchase of common stock percentage			100.00%		100.00%
Share based compensation by share based award contractual period			10 years		10 years
Share based compensation by share based award vesting period			4 years		4 years
Two Thousand And Nine Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Share based compensation by share based award vesting percentage			25.00%		25.00%
Two Thousand And Nine Stock Incentive Plan [Member] | Owners Holding Ten Percent Or More Of The Shares [Member]
Class of Warrant or Right [Line Items]
Share based compensation by share based award purchase of common stock percentage			110.00%		110.00%
Share based compensation by share based award contractual period			5 years		5 years
Share-Based Payment Arrangement, Option [Member]
Class of Warrant or Right [Line Items]
Allocated share based compensation expenses			$ 180,509	$ 172,183	$ 609,891	$ 246,799
Share based compensation options cost not yet recognized amount			$ 1,930,000		$ 2,000,000
Share based compensation options cost not yet recognized remaining period for recognition			2 years 2 months 12 days		2 years 4 months 6 days
January Two Thousand And Twenty Two Convertible Notes [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares								$ 0.01
Exercise Of Warrants [Member] | Series C1 Redeemable Convertibe Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Proceeds from the exercise of warrants					$ 10,329
Temporary equity stock shares issued during the period shares | shares					93,897
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares			$ 0.14		$ 0.13	$ 0.46
Class of warrants or rights outstanding aggregate intrinsic value			$ 565,739
Common Stock Warrants [Member] | January Two Thousand And Twenty Two Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares					$ 0.01
Class of warrants or rights issued during the period units | shares					3,771,592
Class of warrants or rights expiry date					5 years
Common Stock Warrants [Member] | One Time Warrant Special Exercise Offer [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares					$ 0.11
Stock shares issued during the period shares | shares					340,243
Proceeds from the exercise of warrants					$ 37,426
Series B Redeemable Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares	$ 0.16		$ 0.22		$ 0.22	$ 0.22
Class of warrants or rights outstanding aggregate intrinsic value			$ 0
Percentage of distributions to be paid					70.00%
Series B Redeemable Convertible Preferred Stock Warrants [Member] | One Time Warrant Special Exercise Offer [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares					$ 0.11
Proceeds from the exercise of warrants					$ 97,189
Class of warrants or rights issued during the period units | shares					883,536
Series C1 Redeemable Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares			$ 0.16		$ 0.16
Class of warrants or rights issued during the period units | shares	3,030,830
Class of warrants or rights expiry date	Sep. 22, 2032
Class of warrants or rights outstanding aggregate intrinsic value			$ 29,369
Temporary equity related warrants issuance costs	$ 312,088
Series C1 Redeemable Convertible Preferred Stock Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants or rights measurement input	0.07
Series C1 Redeemable Convertible Preferred Stock Warrants [Member] | One Time Warrant Special Exercise Offer [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per unit | $ / shares					$ 0.11
Proceeds from the exercise of warrants					$ 10,329
Class of warrants or rights issued during the period units | shares					93,897